Deferred tax assets and liabilities - Schedule of Movements in Deferred Tax Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance at the beginning	$ 34,347	$ 16,673
Credited/(charged) on acquisition	24,537
Credited/(charged) to profit and loss	18,590	17,674
Balance at the end	77,474	34,347
Tax losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance at the beginning	1,162	0
Credited/(charged) on acquisition	10,867
Credited/(charged) to profit and loss	10,539	1,162
Balance at the end	22,568	1,162
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance at the beginning	0	5,675
Credited/(charged) on acquisition	0
Credited/(charged) to profit and loss	0	(5,675)
Balance at the end	0	0
Employee benefit obligations
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance at the beginning	4,005	1,909
Credited/(charged) on acquisition	0
Credited/(charged) to profit and loss	12,155	2,096
Balance at the end	16,160	4,005
Lease liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance at the beginning	1,258	1,218
Credited/(charged) on acquisition	13,670
Credited/(charged) to profit and loss	(396)	40
Balance at the end	14,532	1,258
Inventories
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance at the beginning	22,643	7,507
Credited/(charged) on acquisition	0
Credited/(charged) to profit and loss	(360)	15,136
Balance at the end	22,283	22,643
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance at the beginning	5,279	364
Credited/(charged) on acquisition	0
Credited/(charged) to profit and loss	(3,348)	4,915
Balance at the end	$ 1,931	$ 5,279